Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Equity [Abstract]
Equity

17. Equity

Stock Option and Stock Issuance Plan

2021 Plan

The Company’s board of directors and shareholders approved and adopted on October 7, 2021 the 2021 Equity Incentive Plan (“2021 Plan”), effective on September 16, 2020 under which stock options and restricted stock may be granted to officers, directors, employees and consultants in the form of non-qualified stock options, incentive stock-options, stock appreciation rights, restricted stock awards, restricted stock units, stock bonus awards, performance compensation awards (including cash bonus awards) or any combination of the foregoing. Under the 2021 Plan, the Company reserved 1.5 million shares of common stock for issuance. As of June 30, 2023, 0.7 million shares have been issued and 0.8 million options to purchase shares have been awarded under the 2021 Plan.

2023 Plan

The Company’s board of directors and shareholders approved and adopted on February 28, 2023 the 2023 Equity Incentive Plan (“2023 Plan”) under which stock options and restricted stock may be granted to officers, directors, employees and consultants in the form of non-qualified stock options, incentive stock-options, stock appreciation rights, restricted stock awards, restricted stock Units, stock bonus awards, performance compensation awards (including cash bonus awards) or any combination of the foregoing. Under the 2023 Plan, the Company reserved 2.5 million shares of common stock for issuance. As of June 30, 2023 0.2 million shares have been issued and 0.1 million option to purchase shares have been awarded under the 2023 Plan.

Common Stock Issuances

On January 6, 2022, the Company authorized the issuance of an aggregate of 39.6 thousand shares of common stock to the members of the board of directors as compensation earned during the second quarter of 2022. The Company accrued for the liability as of June 30, 2022.

On January 18, 2022, the Company issued an aggregate of 30.0 thousand shares of common stock of the Company to a consultant that assisted with the acquisition of SuperFit Foods and Pokemoto, with an aggregate fair value amount of $15.6 thousand. The Company accrued for the liability as of June 30, 2022.

On March 31, 2022, the Company authorized the issuance of an aggregate of 0.1 million shares of common stock to the members of the board of directors as compensation earned during the first quarter of 2022.

On April 4, 2022, the Company authorized the issuance of 20.0 thousand shares of common stock to a member of the executive team per the employment agreement. The stock was not fully earned until April 4, 2022.

On June 8, 2022, the Company authorized the issuance of 5.0 thousand shares of common stock to a contractor for work done at a Company owned location.

On June 30, 2022, the Company recognized 30.9 thousand shares of common stock for book purpose to reconcile the shares outstanding to the transfer agent report.

On July 14, 2022, the Company authorized the issuance of an aggregate of 0.1 million shares of common stock to the members of the board of directors as compensation earned during the second quarter of 2022.

On October 12, 2022, the Company authorized the issuance of an aggregate of 0.1 million shares of common stock to the members of the board of directors as compensation earned during the third quarter of 2022.

On November 29, 2022, the Company authorized the issuance of an aggregate of 0.4 million shares of common stock in connection with the exercise of pre-funded warrants.

Muscle Maker, Inc.

Notes to the Condensed Consolidated Financial Statements (Unaudited)

On January 5, 2023, the Company authorized the issuance of an aggregate of 31.3 thousand shares of common stock to the members of the board of directors as compensation earned during the fourth quarter of 2022.

On March 27, 2023, the Company authorized the issuance of 2.8 million shares of common stock to Aggia as consulting fees earned during the fourth quarter of 2022.

On May 25, 2023, the Company authorized the issuance of 2.7 million shares of common stock to Aggia as consulting fees earned during the first quarter of 2023.

Change in fair value of accrued compensation on the Unaudited Condensed Consolidated Statement of Operations is made up of the difference between the agreed upon issuance price, per the servicing agreement with Aggia and the market price on the day of issuance. For three and six months ended June 30, 2023, Change in fair value of accrued compensation was $0.3 million and $0.9 million, respectively.

Private Placements

On April 7, 2021, the Company entered into a Securities Purchase Agreement with an accredited investor (the “Securities Purchase Agreement”) for a private placement (the “Private Placement”) pursuant to which the investor agreed to purchase from the Company for an aggregate purchase price of approximately $10.0 million (i) 1.3 million shares of common stock of the Company (ii) a common stock purchase warrant to purchase up to 4.1 million shares of common stock (the “Common Warrant”) and (iii) a pre-funded common stock purchase warrant to purchase up to 2.9 million shares of common stock (the “pre-funded warrant”). Each share and accompanying common warrant is being sold together at a combined offering price of $2.43 per share and Common Warrant, and each pre-funded warrant and accompanying common warrant is being sold together at a combined offering price of $2.42 per pre-funded warrant and accompanying common warrant. The pre-funded warrant is immediately exercisable, at a nominal exercise price of $0.01 per share, and may be exercised at any time until the pre-funded warrant are fully exercised. The common warrant will have an exercise price of $2.43 per share, are immediately exercisable and will expire 5.5 years from the date of issuance. The Private Placement closed on April 9, 2021.

The Securities Purchase Agreement contains customary representations, warranties and agreements of the Company and the Purchaser and customary indemnification rights and obligations of the parties thereto. Pursuant to the Securities Purchase Agreement, the Company was required to register the resale of the shares and the shares issuable upon exercise of the common warrant and the pre-funded warrant. The Company prepared and filed a registration statement with the Securities and Exchange Commission within 30 days of the date of the Securities Purchase Agreement and to used commercially reasonable efforts to have the registration statement declared effective within 90 days of the closing of the Private Placement.

Pursuant to a placement agency agreement, dated April 6, 2021, between the Company and A.G.P./Alliance Global Partners (the “Placement Agent”) entered into in connection with the Private Offering, the Placement Agent acted as the sole placement agent for the Private Placement and the Company has paid customary placement fees to the Placement Agent, including a cash fee equal to 8.0% of the gross proceeds raised in the Private Placement and a common stock purchase warrant to purchase shares of common stock in an amount equal to 4.0% of the Shares and shares of common stock issuable upon exercise of the warrants sold in the Private Placement, the warrant has an exercise price of $2.916 per share and is exercisable commencing six months from the date of the pricing of the Private Placement for a period of five years after such date. Pursuant to the Placement Agency Agreement, the Company has also agreed to reimburse certain expenses of the placement agent incurred in connection with the Private Placement.

On November 17, 2021, the Company entered into a Securities Purchase Agreement with accredited investors (the “Securities Purchase Agreement”) for a private placement (the “Private Placement”) pursuant to which the investors (the “Purchasers”) agreed to purchase from the Company for an aggregate purchase price of approximately $15.0 million (i) 6.8 million shares (the “Shares”) of common stock, par value $0.0001 per share, of the Company (the “common stock”) (ii) a common stock purchase warrant to purchase up to 10.8 million shares of common stock (the “common warrant”) and (iii) a pre-funded common stock purchase warrant to purchase up to 4.1 million shares of common stock (the “pre-funded warrant”). Each share and accompanying common warrant were being sold together at a combined offering price of $1.385 per share and common warrant, and each pre-funded warrant and accompanying Common Warrant is being sold together at a combined offering price of $1.3849 per pre-funded warrant and accompanying common warrant. The pre-funded warrant is immediately exercisable, at a nominal exercise price of $0.0001 per share, and may be exercised at any time until the pre-funded warrant is fully exercised. The common warrant will have an exercise price of $1.385 per share, are immediately exercisable and will expire 5 years from the date of issuance. The Private Placement closed on November 22, 2021.

Muscle Maker, Inc.

Notes to the Condensed Consolidated Financial Statements (Unaudited)

The Securities Purchase Agreement contains customary representations, warranties and agreements of the Company and the Purchaser and customary indemnification rights and obligations of the parties thereto. Pursuant to the Securities Purchase Agreement, the Company is required to register the resale of the shares and the shares issuable upon exercise of the common warrant and the pre-funded warrant. The Company was required to prepare and file a registration statement with the Securities and Exchange Commission within 30 days of the date of the Securities Purchase Agreement and used commercially reasonable efforts to have the registration statement declared effective within 90 days of the closing of the Private Placement.

Pursuant to a placement agency agreement, dated November 17, 2021, between the Company and A.G.P./Alliance Global Partners (the “Placement Agent”) entered into in connection with the Private Offering, the Placement Agent acted as the sole placement agent for the Private Placement and the Company has paid customary placement fees to the Placement Agent, including a cash fee equal to 8.0% of the gross proceeds raised in the Private Placement and a common stock purchase warrant to purchase shares of Common Stock in an amount equal to 4.0% of the Shares and shares of common stock issuable upon exercise of the warrants sold in the Private Placement, which warrant has an exercise price of $1.662 per share and is exercisable commencing six months from the date of the pricing of the Private Placement for a period of five years after such date. Pursuant to the Placement Agency Agreement, the Company has also agreed to reimburse certain expenses of the placement agent incurred in connection with the Private Placement. The warrants for the November 17, 2021, private placement for the Placement Agents were issued in the fourth quarter of 2022.

Restricted Stock Awards

Per Addendum 2, on July 14, 2023, the Company issued Restricted Share Awards (“RSA’s”) to Aggia. For further information see Note 19 – Subsequent events. These RSA are considered issued as of the effective date on April 1, 2023. Pursuant to the Services Agreement these RSA’s vest on a progressive schedule, at a rate equal to the Net Income of Sadot Agri-Foods, calculated quarterly divided by $3.125, which for accounting purposes shall equal 40% of the net income of Sadot Agri-Foods, calculated quarterly divided by $1.25. Shares shall be considered issued and outstanding as of the Addendum Date and Aggia shall hold rights associated with such Shares; provided, however, Shares not earned or purchased may not be transferred, offered, pledged, sold, subject to a contract to sell, granted any options for the sale of or otherwise disposed of, directly or indirectly.

Muscle Maker, Inc.

Notes to the Condensed Consolidated Financial Statements (Unaudited)

At June 30, 2023, there was $8.0 million restricted stock awards outstanding. A summary of the activity related to the restricted stock awards, is presented below:

	Total RSA’s	Weighted-average grant date fair value
		$
Outstanding at December 31, 2022	—	—
Granted	8,855,452	1.25
Forfeited	—	—
Vested	(854,714)	1.25
Outstanding at June 30, 2023	8,000,738	1.25

See Note 15 – Commitments and contingencies for further details on Restricted Share Awards.

Warrant and Option Valuation

The Company has computed the fair value of warrants granted and options accrued for as accrued compensation expense using the Black-Scholes option pricing model. The expected term used for warrants and options issued to non-employees is the contractual life. The Company is utilizing an expected volatility figure based on a review of the historical volatilities, over a period of time, equivalent to the expected term of the instrument being valued, of similarly positioned public companies within its industry. The risk-free interest rate was determined from the implied yields from U.S. Treasury zero-coupon bonds with a remaining term consistent with the expected term of the instrument being valued.

Options

On February 27, 2023, the Company issued options to purchase an aggregate of 0.5 million shares of the Company’s common stock to officers and directors. The options had an exercise price of $1.51 per share and vest ratably over 20 quarters with the first vesting occurring June 30, 2023.

On March 15, 2023, the Company issued options to purchase 0.1 million shares of the Company’s common stock. The options had an exercise price of $1.51 per share and vest ratably over 20 quarters with the first vesting occurring June 30, 2023.

Muscle Maker, Inc.

Notes to the Condensed Consolidated Financial Statements (Unaudited)

A summary of option activity is presented below:

	Weighted-average exercise price	Number of options	Weighted-average remaining life (in years)	Aggregate intrinsic value
	$			$’000
Outstanding, December 31, 2021	5.00	100,000	1.91	—
Granted	0.41	312,500	5.21	12
Exercised	—	—	N/A	—
Forfeited	—	—	N/A	—
Outstanding, June 30, 2022	1.52	412,500	4.29	—
Expected to vest, June 30, 2022	0.41	296,875	5.21	—
Exercisable and vested, June 30, 2022	4.38	115,625	1.93	—
Outstanding, December 31, 2022	1.52	412,500	3.53	156
Granted	1.51	600,000	5.92	—
Exercised	—	—	N/A	—
Forfeited	—	—	N/A	—
Outstanding, June 30, 2023	1.51	1,012,500	4.75	244
Expected to vest, June 30, 2023	1.17	776,857	5.30	195
Exercisable and vested, June 30, 2023	2.64	235,643	2.92	59

The Company has estimated the fair value of the options using the Black-Scholes model using the following assumptions:

Six Months Ended June 30, 2023
Risk free interest rate	3.54-4.93%
Expected term (years)	5.63
Expected volatility	53.99-69.02%
Expected dividends	—

Warrants

On January 3, 2022, the Company issued 1.2 million shares of common stock in connection with the cashless exercise of the pre-funded warrants. Pursuant to the terms of the pre-funded warrants a total of 1.2 million warrants were exercised.

On February 24, 2022, the Company issued 1.2 million shares of common stock in connection with the cashless exercise of the pre-funded warrants. Pursuant to the terms of the pre-funded warrants a total of 1.2 million warrants were exercised.

On November 29, 2022, the Company issued 0.4 million shares of common stock in connection with the exercising of pre-funded warrants for $44.

Muscle Maker, Inc.

Notes to the Condensed Consolidated Financial Statements (Unaudited)

A summary of warrants activity during the six months ended June 30, 2023 and 2022 is presented below:

	Number of warrants	Weighted-average exercise price	Weighted-average remaining life (in years)
		$
Outstanding, December 31, 2021	20,284,016	1.66	3.99
Granted	—	—	N/A
Exercised	(2,410,110)	—	N/A
Forfeited	—	—	N/A
Outstanding, June 30, 2022	17,873,906	1.89	4.03
Exercisable, June 30, 2022	17,873,906	1.89	4.03
Outstanding, December 31, 2022	18,033,640	1.93	3.51
Granted	—	—	N/A
Exercised	—	—	N/A
Forfeited	—	—	N/A
Outstanding, June 30, 2023	18,033,640	1.93	3.01
Exercisable, June 30, 2023	18,033,640	1.93	3.01

Stock-Based Compensation Expense

Stock-based compensation related to restricted stock issued to employees, directors and consultants, warrants and warrants to consultants amounted to $1.1 million and $4.6 million for the three and six months ended June 30, 2023 respectively, of which $0.1 million and $0.1 million, respectively, was recorded in Sales, general and administrative expenses. Stock-based compensation related to restricted stock issued to employees, directors and consultants, warrants and warrants to consultants amounted to $44.9 thousand and $0.1 million, respectively, for the three and six months ended June 30, 2022 of which $44.9 thousand and $0.1 million was recorded in Sales, general and administrative expenses. There was $1.1 million and $4.4 million recorded in Stock-based consulting expense for the three and six months ended June 30, 2023. There were no expenses recorded in Stock-based consulting expense for the three and six months ended June 30, 2022.

Muscle Maker, Inc.

Notes to the Condensed Consolidated Financial Statements (Unaudited)

NOTE 17 – EQUITY

Authorized Capital

On October 7, 2021, the shareholders approved to amend the Company’s articles of incorporation to increase the number of authorized shares of common stock from 25,000,000 to 50,000,000 shares of $0.0001 par value share common stock. As of December 31, 2021, the Company was authorized to issue 50,000,000 shares of $0.0001 par value per share common stock. The holders of the Company’s common stock are entitled to one vote per share.

MUSCLE MAKER, INC. & SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Stock Option and Stock Issuance Plan

2020 Plan

The Company’s board of directors and shareholders approved and adopted on October 27, 2020 the 2020 Equity Incentive Plan (“2020 Plan”), effective on October 27, 2020 under which stock options and restricted stock may be granted to officers, directors, employees and consultants in the form of non-qualified stock options, incentive stock-options, stock appreciation rights, restricted stock awards, restricted stock Units, stock bonus awards, performance compensation awards (including cash bonus awards) or any combination of the foregoing. Under the 2020 Plan, the Company reserved 1,750,000 shares of common stock for issuance. As of December 31, 2022, 889,756 shares have been issued under the 2020 Plan.

2021 Plan

The Company’s board of directors and shareholders approved and adopted on October 7, 2021 the 2021 Equity Incentive Plan (“2021 Plan”), effective on September 16, 2020 under which stock options and restricted stock may be granted to officers, directors, employees and consultants in the form of non-qualified stock options, incentive stock-options, stock appreciation rights, restricted stock awards, restricted stock units, stock bonus awards, performance compensation awards (including cash bonus awards) or any combination of the foregoing. Under the 2021 Plan, the Company reserved 1,500,000 shares of common stock for issuance. As of December 31, 2022, 625,120 shares have been issued and 312,500 options to purchase shares have been awarded under the 2021 Plan.

Common Stock Issuances

On February 3, 2021, the Company issued an aggregate of 20,000 shares of common stock of the Company to a digital marketing consultant with an aggregate fair value of $42,600.

On April 30, 2021, the Company issued an aggregate of 10,000 shares of common stock of the Company to a digital marketing consultant, pursuant to their service agreement, with an aggregate fair value of $14,700.

On May 6, 2021, the Company issued an aggregate of 150,000 shares of common stock of the Company to a digital marketing consultant with an aggregate fair value of $214,500. The Company originally accrued for the liability as accrued compensation expense on the books, as the share were fully earned pursuant to their service agreement. On the date of issues of the shares the Company recorded a gain on the change in fair value of the accrued compensation of $127,500 in the Consolidated Statement of Operations.

On May 27, 2021, the Company cancelled 11,879 shares of common stock previously issued to an investor pursuant to a settlement. The cancellation of the 11,879 shares was part of the settlement agreement. See Note 15 – Commitments and Contingencies – Litigation, Claims and Assessments for further details related to the settlement.

On August 24, 2021, the Company issued an aggregate of 15,000 shares of common stock of the Company to a digital marketing consultant, pursuant to their service agreement, with an aggregate fair value of $20,999.

On August 26, 2021, the Company issued an aggregate of 1,100 shares of common stock of the Company to an investor in the Company, with an aggregate fair value of $1,540.

On October 11, 2021, the Company issued an aggregate of 40,000 shares of common stock of the Company to a consultant for general consulting services, pursuant to their service agreement, with an aggregate fair value of $40,800.

On October 22, 2021, the Company issued an aggregate of 15,000 shares of common stock of the Company to a digital marketing consultant, pursuant to their service agreement, with an aggregate fair value of $15,150.

On December 3, 2021, the Company issued 82,500 shares of common stock of the Company to a consultant for business strategy consulting with a fair value of $84,975.

On December 7, 2021, the Company issued an aggregate of 160,000 shares of common stock of the Company to a consultant for strategic advisory and digital marketing services with an aggregate fair value of $177,600.

MUSCLE MAKER, INC. & SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

On December 27, 2021, the Company issued 10,000 shares of common stock of the Company to a consultant with a fair value of $7,400.

On January 3, 2022, the Company authorized the issuance of an aggregate of 1,200,000 shares of common stock in connection with the cashless exercise of the pre-funded warrants. Pursuant to the terms of the pre-funded warrants a total of 1,200,215 warrants were exercised.

On January 6, 2022, the Company authorized the issuance of an aggregate of 39,573 shares of common stock to the members of the board of directors as compensation earned during the fourth quarter of 2021. The Company accrued for the liability as of December 31, 2021.

On January 18, 2022, the Company issued an aggregate of 30,000 shares of common stock of the Company to a consultant that assisted with the acquisition of SuperFit Foods and Pokemoto, with an aggregate fair value amount of $15,600. The Company accrued for the liability as of December 31, 2021.

On February 24, 2022, the Company authorized the issuance of an aggregate of 1,209,604 shares of common stock in connection with the cashless exercise of the pre-funded warrants. Pursuant to the terms of the pre-funded warrants a total of 1,210,110 warrants were exercised.

On March 31, 2022, the Company authorized the issuance of an aggregate of 53,961 shares of common stock to the members of the board of directors as compensation earned during the first quarter of 2022.

On April 4, 2022, the Company authorized the issuance of 20,000 shares of common stock to a member of the executive team per the employment agreement. The stock was not fully earned until April 4, 2022.

On June 8, 2022, the Company authorized the issuance of 5,000 shares of common stock to a contractor for work done at a Company owned location.

On June 30, 2022, the Company recognized 30,910 shares of common stock for book purpose to reconcile the shares outstanding to the transfer agent report.

On July 14, 2022, the Company authorized the issuance of an aggregate of 74,019 shares of common stock to the members of the board of directors as compensation earned during the second quarter of 2022.

On October 12, 2022, the Company authorized the issuance of an aggregate of 75,792 shares of common stock to the members of the board of directors as compensation earned during the third quarter of 2022.

On November 29, 2022, the Company authorized the issuance of an aggregate of 438,085 shares of common stock in connection with the exercise of pre-funded warrants.

See Note 15 – Commitments and Contingencies – Consulting Agreements and Board Compensation for details related to additional stock issuances during the years ended December 31, 2022 and 2021.

Private Placements

On April 7, 2021, the Company entered into a Securities Purchase Agreement with an accredited investor (the “Securities Purchase Agreement”) for a private placement (the “Private Placement”) pursuant to which the investor agreed to purchase from the Company for an aggregate purchase price of approximately $10,000,000 (i) 1,250,000 shares of common stock of the Company (ii) a common stock purchase warrant to purchase up to 4,115,227 shares of common stock (the “Common Warrant”) and (iii) a pre-funded common stock purchase warrant to purchase up to 2,865,227 shares of common stock (the “pre-funded warrant”). Each share and accompanying common warrant is being sold together at a combined offering price of $2.43 per share and Common Warrant, and each pre-funded warrant and accompanying common warrant is being sold together at a combined offering price of $2.42 per pre-funded warrant and accompanying common warrant. The pre-funded warrant is immediately exercisable, at a nominal exercise price of $0.01 per share, and may be exercised at any time until the pre-funded warrant is fully exercised. The common warrant will have an exercise price of $2.43 per share, are immediately exercisable and will expire 5.5 years from the date of issuance. The Private Placement closed on April 9, 2021.

MUSCLE MAKER, INC. & SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

The Securities Purchase Agreement contains customary representations, warranties and agreements of the Company and the Purchaser and customary indemnification rights and obligations of the parties thereto. Pursuant to the Securities Purchase Agreement, the Company was required to register the resale of the shares and the shares issuable upon exercise of the common warrant and the pre-funded warrant. The Company prepared and filed a registration statement with the Securities and Exchange Commission within 30 days of the date of the Securities Purchase Agreement and to used commercially reasonable efforts to have the registration statement declared effective within 90 days of the closing of the Private Placement.

Pursuant to a placement agency agreement, dated April 6, 2021, between the Company and A.G.P./Alliance Global Partners (the “Placement Agent”) entered into in connection with the Private Offering, the Placement Agent acted as the sole placement agent for the Private Placement and the Company has paid customary placement fees to the Placement Agent, including a cash fee equal to 8% of the gross proceeds raised in the Private Placement and a common stock purchase warrant to purchase shares of common stock in an amount equal to 4% of the Shares and shares of common stock issuable upon exercise of the warrants sold in the Private Placement, the warrant has an exercise price of $2.916 per share and is exercisable commencing six months from the date of the pricing of the Private Placement for a period of five years after such date. Pursuant to the Placement Agency Agreement, the Company has also agreed to reimburse certain expenses of the placement agent incurred in connection with the Private Placement.

On November 17, 2021, the Company entered into a Securities Purchase Agreement with accredited investors (the “Securities Purchase Agreement”) for a private placement (the “Private Placement”) pursuant to which the investors (the “Purchasers”) agreed to purchase from the Company for an aggregate purchase price of approximately $15,000,000 (i) 6,772,000 shares (the “Shares”) of common stock, par value $0.0001 per share, of the Company (the “common stock”) (ii) a common stock purchase warrant to purchase up to 10,830,305 shares of common stock (the “common warrant”) and (iii) a pre-funded common stock purchase warrant to purchase up to 4,058,305 shares of common stock (the “pre-funded warrant”). Each share and accompanying common warrant were being sold together at a combined offering price of $1.385 per share and common warrant, and each pre-funded warrant and accompanying Common Warrant is being sold together at a combined offering price of $1.3849 per pre-funded warrant and accompanying common warrant. The pre-funded warrant is immediately exercisable, at a nominal exercise price of $0.0001 per share, and may be exercised at any time until the pre-funded warrant is fully exercised. The common warrant will have an exercise price of $1.385 per share, are immediately exercisable and will expire 5 years from the date of issuance. The Private Placement closed on November 22, 2021.

The Securities Purchase Agreement contains customary representations, warranties and agreements of the Company and the Purchaser and customary indemnification rights and obligations of the parties thereto. Pursuant to the Securities Purchase Agreement, the Company is required to register the resale of the shares and the shares issuable upon exercise of the common warrant and the pre-funded warrant. The Company was required to prepare and file a registration statement with the Securities and Exchange Commission within 30 days of the date of the Securities Purchase Agreement and used commercially reasonable efforts to have the registration statement declared effective within 90 days of the closing of the Private Placement.

Pursuant to a placement agency agreement, dated November 17, 2021, between the Company and A.G.P./Alliance Global Partners (the “Placement Agent”) entered into in connection with the Private Offering, the Placement Agent acted as the sole placement agent for the Private Placement and the Company has paid customary placement fees to the Placement Agent, including a cash fee equal to 8% of the gross proceeds raised in the Private Placement and a common stock purchase warrant to purchase shares of Common Stock in an amount equal to 4% of the Shares and shares of common stock issuable upon exercise of the warrants sold in the Private Placement, which warrant has an exercise price of $1.662 per share and is exercisable commencing six months from the date of the pricing of the Private Placement for a period of five years after such date. Pursuant to the Placement Agency Agreement, the Company has also agreed to reimburse certain expenses of the placement agent incurred in connection with the Private Placement. The warrants for the November 17, 2021, private placement for the Placement Agents were issued in the fourth quarter of 2022.

MUSCLE MAKER, INC. & SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Restricted Common Stock

On January 1, 2021, 1,200 shares of restricted common stock vested that was originally issued to employees and consultants in May 2017.

On February 11, 2021, the Company issued an aggregate of 221,783 shares of restricted common stock of the Company to various executives and an employee. The restricted common stock is fully vested upon the date of grant.

On April 4, 2022, the Company authorized the issuance of 20,000 shares of common stock to a member of the executive team per the employment agreement.

At December 31, 2022, there was no restricted common stock outstanding. A summary of the activity related to the restricted common stock for the years ended December 31, 2022 and 2021, respectively, is presented below:

		Weighted-average grant date
	Total	fair value
Outstanding at January 1, 2021	1,200	$65.33
Granted	221,783	2.87
Forfeited	—	—
Vested	(222,983)	3.21
Outstanding at December 31, 2021	—	—
Granted	20,000	0.54
Forfeited	—	—
Vested	(20,000)	0.54
Outstanding at December 31, 2022	—	$—

Warrant and Option Valuation

The Company has computed the fair value of warrants granted and options accrued for as accrued compensation expense using the Black-Scholes option pricing model. The expected term used for warrants and options issued to non-employees is the contractual life. The Company is utilizing an expected volatility figure based on a review of the historical volatilities, over a period of time, equivalent to the expected term of the instrument being valued, of similarly positioned public companies within its industry. The risk-free interest rate was determined from the implied yields from U.S. Treasury zero-coupon bonds with a remaining term consistent with the expected term of the instrument being valued.

Options

On May 2, 2022, the Company, pursuant to the employment agreements, issued options to purchase an aggregate of 312,500 shares of the Company’s common stock. The options had an exercise price of $0.41 per share and vest ratably over 20 quarters with the first vesting occurring on June 30, 2022.

On October 10, 2022, the Company issued options to purchase 25,000 shares of the Company’s common stock. The options had an exercise price of $0.41 per share and vest ratably over 20 quarters with the first vesting occurring on December 31, 2022.

MUSCLE MAKER, INC. & SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

There were 25,000 shares forfeited upon the departure of an officer.

A summary of option activity during the years ended December 31, 2022 and 2021 is presented below:

	Number of	Weighted-average	Weighted-average remaining
	options	exercise price	life (in years)
Outstanding, January 1, 2021	300,000	$3.33	1.10
Issued	—	—
Exercised	—	—
Forfeited	(200,000)	2.50
Outstanding, December 31, 2021	100,000	$5.00	1.92
Issued	337,500	0.41	4.40
Exercised	—	—
Forfeited	(25,000)	0.41
Outstanding, December 31, 2022	412,500	$1.52	3.56

Exercisable, December 31, 2022	144,375	$3.59	1.98

The Company has estimated the fair value of the options using the Black-Scholes model using the following assumptions:

For the Year Ended
December 31,2022
Risk free interest rate	1.53-4.33%
Expected term (years)	5
Expected volatility	59.10-156.87%
Expected dividends	—

Warrants

On May 24, 2021, the Company issued 1,465,227 shares of common stock in connection with the exercising of the pre-funded warrant for $14,652.

On May 28, 2021, the Company issued 1,400,000 shares of common stock in connection with the exercising of the pre-funded warrant for $14,000.

On December 23, 2021, the Company issued 1,210,110 shares of common stock in connection with the exercising of the pre-funded warrant for $121.

On January 3, 2022, the Company issued 1,200,000 shares of common stock in connection with the cashless exercise of the pre-funded warrants. Pursuant to the terms of the pre-funded warrants a total of 1,200,215 warrants were exercised.

MUSCLE MAKER, INC. & SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

On February 24, 2022, the Company issued 1,209,604 shares of common stock in connection with the cashless exercise of the pre-funded warrants. Pursuant to the terms of the pre-funded warrants a total of 1,210,110 warrants were exercised.

On November 29, 2022, the Company issued 438,085 shares of common stock in connection with the exercising of pre-funded warrants for $44.

A summary of warrants activity during the years ended December 31, 2022 and 2021 is presented below:

		Weighted-average	Weighted-average
	Number of	exercise	remaining life
	Warrants	price	(in years)
Outstanding, January 1, 2021	2,582,857	$4.08	3.3
Issued	21,869,064	0.46
Exercised	(4,075,337)	0.01
Forfeited	(92,568)	19.99
Outstanding, December 31, 2021	20,284,016	$1.66	4.0
Issued	597,819	2.01
Exercised	(2,848,195)	0.01
Forfeited	—	—
Outstanding, December 31, 2022	18,033,640	$1.93	3.5

Exercisable, December 31, 2022	18,033,640	$1.93	3.5

The grant date fair value of warrants granted during the years ended December 31, 2022 and 2021 was established during the Private Placement.

Stock-Based Compensation Expense

Stock-based compensation related to restricted stock issued to employees, directors and consultants, warrants and warrants to consultants amounted to $140,377 and $2,207,046 for the years ended December 31, 2022 and 2021, respectively, of which $140,377 and $2,200,274, respectively, was recorded in Sales, general and administrative expenses and $— and $6,772, respectively, was recorded in Labor expense within Restaurant operating expenses.